AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED DECEMBER 29, 2011
TO
PROSPECTUS DATED MARCH 1, 2011
(AS SUPPLEMENTED THROUGH NOVEMBER 14, 2011)

AMERICAN INDEPENDENCE SHORT-TERM BOND FUND

(TICKER SYMBOLS: ISBSX, ISTSX)

At a Board meeting held on July 20, 2011, the Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”), after careful consideration, approved the termination of the current Sub-Advisory Agreement between American Independence Financial Services, LLC (“AIFS”) and Fisher Francis Trees and Watts, Inc.(“FFTW”). AIFS provided notice to FFTW of such termination, which is effective as of the end of business on December 28, 2011. At the same Board Meeting, AIFS recommended HighMark Capital Management, Inc. (“HighMark”) as the new sub-advisor to the Fund and the Board approved the retention of HighMark to manage the Fund’s portfolio. At a Special Meeting of the Fund’s shareholders held on December 27, 2011, a majority of the shareholders of record approved the new sub-advisory agreement between AIFS and HighMark. Effective December 29, 2011, the Fund’s portfolio will be managed by HighMark.

At the same Board Meeting held July 20, 2011, the Board approved a change in the name of the Fund. Effective December 27, 2011, the Fund will be known as the American Independence Strategic Income Fund. The Fund will continue to seek its investment objective of providing investors with as high a level of current income as is consistent with liquidity and safety of principal by investing primarily in investment-grade bonds with maturities of 1-3 years.  However, a new mandate regarding the strategy of the Fund was agreed upon to include high-yield and international fixed income securities, a change from the strategy used by the previous sub-adviser, FFTW.

The Prospectus is hereby amended and supplemented, effective as of December 29, 2011, to reflect the following changes:

1.  Under the Fund’s “FUND SUMMARY” in the sub-section entitled “Principal Investment Strategies, Risks and Performance”, the following changes are effective:

A.     Under Principal Strategies, the following bullet point is added:

➢  Up to 10% of its net assets in each of the following: (1) international fixed income debt; (2) emerging market fixed income debt; and (3) high-yield securities;

B.     Under Main types of securities the Fund may hold, the following bullet pointis added:

➢  High yield securities

C.     Under Principal Risks, the following three risks are added:

High-Yield Securities.Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Emerging Markets Risk.The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign currency risk.Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

2.Under the Fund’s “FUND SUMMARY” in the sub-section entitled “Portfolio Management” for the Fund, the Sub-Adviser information shall be replaced with the following:

Sub-Adviser.HighMark Capital Management, Inc. (“HighMark”) is located at 350 California Street, San Francisco, CA  94104.

. Manager Name	Primary Title	Managed the Fund Since
E. Jack Montgomery	Director of Fixed Income	2011
Jeffrey Klein	Senior Portfolio Manager	2011
Gregory B. Lugosi	Portfolio Manager	2011

3. Under “MORE ABOUT THE FUNDS” in the sub-section entitled “Related Risks”, the risk table is updated to add High Yield Bond Risk to the table and to indicate Currency Risk, Emerging Markets Risk and High Yield Securities Risk for the Strategic Income Fund.

Description of Risk	Stock	Inter-national Alpha Strategies	Strategic Income	Core Plus	Kansas Tax-Exempt Bond	U.S. Inflation-Indexed	Fusion
Banking Industry Risk			x
Bond Market Risk		x	x	x	x	x	x
Concentration Risk			x		x
Credit Risk			x	x	x	x
Currency Risk		x	x	x		x
Derivatives Risk	x		x	x		x	x
Duration Risk			x			x
Emerging Markets Risk		x	x
ETF and Regulated Investment Company Risk	x						x
Foreign Investment Risks		x	x	x			x
High Portfolio Turnover Risk	x	x		x		x	x
High Yield Securities Risk			x	x
Interest Rate Risk			x	x	x	x
Leveraging Risk				x			x
Liquidity Risk						x
Management Risk	x	x	x	x	x	x	x
Non-Diversification Risk			x			x	x
Prepayment Risk			x	x	x	x
Quantitative Investment Strategy Risk							x
Recent Market Event Risk	x	x	x	x	x	x	x
Repurchase Agreement Risk	x	x	x	x	x	x	x
Short-Sale Risk							x
Small- and Medium-Sized Companies Risk	x						x
State Specific Risk					x
Stock Market Risk	x	x					x
Tax Risk							x
U.S. Government Obligations Risk			x	x		x	x
Zero Coupon Bond Risk							x

4. Under “MORE ABOUT THE FUNDS” in the sub-section entitled “Fund Management” under “Sub-Advisers”, “Short-Term Bond Fund and U.S. Inflation-Indexed Fund” shall be replaced with the following:

U.S. Inflation-Indexed Fund

Fischer Francis Trees & Watts, Inc. ("FFTW"), a New York corporation (“Sub-Adviser”), serves as the Sub-Adviser to the U.S. Inflation-Indexed Fund. The Sub-Adviser conducts investment research and provides discretionary investment management services. FFTW (NY) was organized in 1972. The Sub-Adviser is registered with the Commission and, together with its affiliates in London and Singapore, managed approximately $46.7 billion in assets, as of December 31, 2010, for numerous fixed-income portfolios.

The Sub-Adviser specializes in managing US, international and global fixed income portfolios for institutional clients such as central banks, official institutions, public and corporate employee pension funds, insurance companies, endowments, foundations, hospitals, and commercial banks. The Sub-Adviser also serves as the adviser or the sub-adviser to domestic and international pooled investment vehicles. The Sub-Adviser's New York offices are located at 200 Park Avenue, New York, New York 10166. The Sub-Adviser is directly wholly-owned by Charter Atlantic Corporation (“CAC"), a New York corporation.  CAC is indirectly owned by BNP Paribas, which is a publicly owned banking corporation organized under the laws of the Republic of France.

Portfolio Manager.

Cedric Scholtes, Portfolio Manager, joined FFTW in June 2006. He manages US inflation-linked portfolios and US government portfolios. Mr. Scholtes came from Goldman Sachs where he was a vice president in the Inflation Trading Group, Fixed Income Commodities & Currencies Division. His responsibilities included formulating and implementing trading strategies, making markets in inflation-linked securities and building inflation-market analytical tools. Before Goldman Sachs, he spent six years as a trader/analyst at both the Bank of England, where he worked on the Foreign Exchange Reserves Management Staff, and the Federal Reserve Bank of New York on the Treasury Market Policy Staff. Mr. Scholtes holds a masters degree in finance and economics from Warwick Business School, a masters in economics from the London School of Economics, and an MA/BA in economics from the University of Cambridge.

Strategic Income Fund

HighMark Capital Management, Inc. is a subsidiary of Union Bank, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of June30, 2011, HighMark Capital Management, Inc. had approximately $17.5 billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.

Portfolio Managers.

E. Jack Montgomery, CFA, Vice President and Director of Fixed Income, joined HighMark in 1994. As the Director of Fixed Income, he is responsible managing the taxable fixed income strategies for all client types. He is also a member of HighMark’s Investment Policy Committee and Asset Allocation Committee. Mr. Montgomery began his career in the investment industry in 1979 with the First Interstate Bank of Oregon. Prior to joining HighMark, Mr. Montgomery was the Portfolio Manager of the San Francisco Employees' Retirement Systems fixed income portfolio.

Mr. Montgomery earned a Bachelor of Business Administration from the University of Oklahoma, and a Master of Business Administration in Finance from the University of Oregon at Eugene. In addition, he is a CFA charterholder and a member of the San Francisco Society of Financial Analysts.

Jeffrey Klein, CFA,Vice President and Senior Portfolio Manager,joined HighMark in 2010. As a Senior Portfolio Manager, he is primarily responsible for managing the taxable fixed income strategies for all client types. Mr. Klein joined the investment industry in 1992 with Dodge & Cox, where he spent 12 years as a portfolio manager and a member of the firm’s fixed income policy making committees. More recently, Mr. Klein was a Managing Director at Halbis Capital Management before joining Bishop Street Capital Management as a Senior Portfolio Manager.

Mr. Klein earned a Bachelor of Arts degree in Political Science with a minor in English Literature from Columbia University. He is a CFA charterholder and member of the CFA Institute, the CFA Society of San Francisco and the New York Society of Security Analysts.

Gregory B. Lugosi, Vice President andPortfolio Manager, joined HighMark in 1991. As a Portfolio Manager, he is responsible for managing taxable fixed income strategies as well as executing fixed income trades on behalf of regional portfolio managers. Mr. Lugosi has been in the investment industry since 1989 with firms that include Planned Asset Management and Petra Financial Group. Prior to joining HighMark, Mr. Lugosi worked at MERUS Capital Management and Union Capital Advisors. Mr. Lugosi earned a Bachelor of Arts degree in Business Administration from Woodbury University.

5.In addition to above changes, the Prospectus is hereby amended and supplemented, effective as of December 27, 2011, to reflect throughout that the name “American Independence Short-Term Bond Fund” shall be replaced with “American Independence Strategic Income Fund”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED DECEMBER 29, 2011
TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011
(AS SUPPLEMENTED THROUGH NOVEMBER 14, 2011)

AMERICAN INDEPENDENCE SHORT-TERM BOND FUND

(TICKER SYMBOLS: ISBSX, ISTSX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

At a Board meeting held on July 20, 2011, the Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”), after careful consideration, approved the termination of the current Sub-Advisory Agreement between American Independence Financial Services,LLC (“AIFS”) and Fischer, Francis, Trees and Watts, Inc. ( “FFTW”). AIFS provided notice to FFTW of such termination, which is effective as of the end of business on December 28, 2011. At the same Board Meeting, AIFS recommended HighMark Capital Management, Inc. (“HighMark”) as the new sub-advisor to the Fund and the Board approved the retention of HighMark to manage the Fund’s portfolio. At a Special Meeting of the Fund’s shareholders held on December 27, 2011, a majority of the shareholders of record approved the new sub-advisory agreement between AIFS and HighMark. Effective December 29, 2011, the Fund’s portfolio will be managed by HighMark.

At the same Board Meeting held July 20, 2011, the Board approved a change in the name of the Fund. Effective December 27, 2011, the Fund will be known as the American Independence Strategic Income Fund. The Fund will continue to seek its investment objective of providing investors with as high a level of current income as is consistent with liquidity and safety of principal by investing primarily in investment-grade bonds with maturities of 1-3 years.  However, a new mandate regarding the strategy of the Fund was agreed upon to include high-yield and international fixed income securities, a change from the strategy used by the previous sub-adviser, FFTW.

The Statement of Additional Information is hereby amended and supplemented, effectiveDecember 29, 2011, to reflect the following changes:

1.      The section“THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS” is updated to include the Strategic Income Fund in the parenthetical note,which indicates the applicable funds,to the followinginvestment types: (1) High Yield Securities, (2) Emerging Markets and (3) Foreign Currency Transactions.

2.      The section “INVESTMENT ADVISORY AND OTHER SERVICES”,shall reflect the inclusion of the following in the sub-section entitled “Sub-Advisers”:

HighMark Capital Management, Inc. (“HighMark”). Pursuant to a sub-advisory agreement, HighMark serves as investment sub-adviser to the Strategic IncomeFund and is responsible for the day-to-day management of the Fund.HighMark, located at 350 California Street, San Francisco, CA  94104, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. HighMark manages the day-to-day investment and the reinvestment of the assets of the American IndependenceStrategic Income Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust. HighMark is a subsidiary of Union Bank, N.A., which is a subsidiary of UnionBanCal Corporation.UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc.

On a day-to-day basis, E. Jack Montgomery, Jeffrey Klein and Gregory B. Lugosi are jointly and primarily responsible for the management of the Strategic Income Fund.  For more about the portfolio managers, please see the section below entitled “PORTFOLIO MANAGER INFORMATION.”

3.      Under the section entitled “PORTFOLIO MANAGER INFORMATION”, the following sub-sections are updated as noted:

a)      Under “Portfolio Managers”, the Strategic Income Fund shall be listed separately and the information on Mr. Kenneth O’Donnell, Portfolio Manager for the Fund, shall be stricken and the following new details included:

Strategic Income Fund (HighMark Capital Management, Inc.)

E. Jack Montgomery, CFA, Vice President and Director of Fixed Income, joined HighMark in 1994. As the Director of Fixed Income, he is responsible for managing the taxable fixed income strategies for all client types. He is also a member of HighMark’s Investment Policy Committee and Asset Allocation Committee. Mr. Montgomery began his career in the investment industry in 1979 with the First Interstate Bank of Oregon. Prior to joining HighMark, Mr. Montgomery was the Portfolio Manager of the San Francisco Employees' Retirement Systems fixed income portfolio.

Mr. Montgomery earned a Bachelor of Business Administration from the University of Oklahoma, and a Master of Business Administration in Finance from the University of Oregon at Eugene. In addition, he is a CFA charterholder and a member of the San Francisco Society of Financial Analysts.

Jeffrey Klein, CFA, Vice President and Senior Portfolio Manager, joined HighMark in 2010. As a Senior Portfolio Manager, he is primarily responsible for managing the taxable fixed income strategies for all client types. Mr. Klein joined the investment industry in 1992 with Dodge & Cox, where he spent 12 years as a portfolio manager and a member of the firm’s fixed income policy making committees. More recently, Mr. Klein was a Managing Director at Halbis Capital Management before joining Bishop Street Capital Management as a Senior Portfolio Manager.

Mr. Klein earned a Bachelor of Arts degree in Political Science with a minor in English Literature from Columbia University. He is a CFA charterholder and member of the CFA Institute, the CFA Society of San Francisco and the New York Society of Security Analysts.

Gregory B. Lugosi, Vice President and Portfolio Manager, joined HighMark in 1991. As a Portfolio Manager, he is responsible for managing taxable fixed income strategies as well as executing fixed income trades on behalf of regional portfolio managers. Mr. Lugosi has been in the investment industry since 1989 with firms that include Planned Asset Management and Petra Financial Group. Prior to joining HighMark, Mr. Lugosi worked at MERUS Capital Management and Union Capital Advisors. Mr. Lugosi earned a Bachelor of Arts degree in Business Administration from Woodbury University.

b)      Under “Beneficial Ownership by Portfolio Manager”,it shall be noted that as of the date of this sticker, the portfolio managers responsible for the day to day management of the Fund did not own any shares of the Fund or of any fund in the Trust.

c)      Under “Account Management Disclosures”, the following shall be included:

Including the Fund and the affiliated Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

As of 11/30/2011	’40 Act Mutual Fund Vehicles		Commingled Trust Fund Vehicles		Other Separate Account Vehicles
Portfolio Manager	No. of Accts.	Total Assets	No. of Accts.	Total Assets	No. of Accts.	Total Assets
E. Jack Montgomery	3	$507,900,000	3	$670,400,00	351	$1,847,000,000
Jeffrey Klein	3	$507,900,000	3	$670,400,00	351	$1,847,000,000
Gregory B. Lugosi	3	$507,900,000	3	$670,400,00	351	$1,847,000,000

4.      Effective December 27, 2011, the Statement of Additional Information is hereby amended and supplemented to reflect the following changes:

All references to the name “American Independence Short-Term Bond Fund” are substituted with “American Independence Strategic Income Fund” in order to incorporate the name change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE